UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9545

Seligman Asset Allocation Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Asset Allocation Series, Inc.
Schedules of Investments (unaudited)
March 31, 2008

Seligman Asset Allocation Aggressive Growth Fund†

	Shares	Value

Domestic Equity Funds 59.5%
Seligman Capital Fund*	202,571	$4,584,182
Seligman Communications and Information Fund*	100,632	3,317,837
Seligman Frontier Fund*ø	63,575	617,313
Seligman Growth Fund*	135,031	627,894
Seligman Large-Cap Value Fund	42,561	621,391
Seligman Smaller-Cap Value Fund*ø	196,555	2,653,492

		12,422,109

Global Equity Funds 34.9%
Seligman Emerging Markets Fund*ø	154,544	2,075,526
Seligman Global Smaller Companies Fund*ø	289,448	4,173,840
Seligman International Growth Fund*ø	69,202	1,029,034

		7,278,400

REIT Fund 5.3%
Seligman LaSalle Global Real Estate Fund	192,088	1,098,743

Total Investments In Underlying Funds 99.7%		20,799,252
Other Assets Less Liabilities 0.3%		63,786

Net Assets 100.0%		$20,863,038

Seligman Asset Allocation Growth Fund†

	Shares	Value

Domestic Equity Funds 57.8%
Seligman Capital Fund*	215,035	$4,866,242
Seligman Communications and Information Fund*	96,580	3,184,243
Seligman Frontier Fund*ø	100,811	978,875
Seligman Growth Fund*	625,681	2,909,417
Seligman Large-Cap Value Fund	199,139	2,907,429
Seligman Smaller-Cap Value Fund*ø	286,434	3,866,859

		18,713,065

Global Equity Funds 32.0%
Seligman Emerging Markets Fund*ø	239,104	3,211,166
Seligman Global Smaller Companies Fund*ø	384,603	5,545,975
Seligman International Growth Fund*ø	106,549	1,584,384

		10,341,525

REIT Fund 10.3%
Seligman LaSalle Global Real Estate Fund	584,572	3,343,752

Total Investments In Underlying Funds 100.1%		32,398,342
Other Assets Less Liabilities (0.1)%		(27,020)

Net Assets 100.0%		$32,371,322

Seligman Asset Allocation Moderate Growth Fund†

	Shares	Value

Domestic Equity Funds 54.8%
Seligman Capital Fund*	319,273	$7,225,148
Seligman Communications and Information Fund*	109,197	3,600,225
Seligman Growth Fund*	696,165	3,237,167
Seligman Large-Cap Value Fund	223,579	3,264,254
Seligman Smaller-Cap Value Fund*ø	188,581	2,545,843

		19,872,637

Fixed-Income Fund 9.9%
Seligman High-Yield Fund	1,213,666	3,592,452

Global Equity Funds 25.0%
Seligman Emerging Markets Fund*ø	134,902	1,811,734
Seligman Global Smaller Companies Fund*ø	251,893	3,632,297
Seligman International Growth Fund*ø	243,389	3,619,194

		9,063,225

REIT Fund 10.1%
Seligman LaSalle Global Real Estate Fund	640,246	3,662,207

Total Investments In Underlying Funds 99.8%		36,190,521
Other Assets Less Liabilities 0.2%		89,333

Net Assets 100.0%		$36,279,854

Seligman Asset Allocation Balanced Fund†

	Shares	Value

Domestic Equity Funds 44.5%
Seligman Capital Fund*	74,026	$1,675,208
Seligman Common Stock Fundø	181,541	1,815,410
Seligman Growth Fund*	430,706	2,002,783
Seligman Large-Cap Value Fund	136,334	1,990,477

		7,483,878

Fixed-Income Funds 29.7%
Seligman Cash Management Fund	825,314	825,314
Seligman Core Fixed Income Fund	238,887	1,674,599
Seligman High-Yield Fund	563,838	1,668,960
Seligman U.S. Government Securities Fund	116,900	826,483

		4,995,356

Global Equity Fund 10.0%
Seligman International Growth Fund*ø	112,845	1,678,005

REIT Fund 15.7%
Seligman LaSalle Monthly Dividend Real Estate Fundø	435,787	2,632,153

Total Investments In Underlying Funds 99.9%		16,789,392
Other Assets Less Liabilities 0.1%		19,540

Net Assets 100.0%		$16,808,932

*	Non-incoming producing security.

Ø	Security paid capital gain distributions in the twelve months ended March 31, 2008.

†

The Fund invests in certain securities of open-end registered investment companies that are part of the same group of investment companies (the Seligman Group). As defined under the Investment Company Act of 1940, as amended, an affiliated issuer is one in which a fund owns 5% or more of the outstanding voting securities, or an issuer which is under common ownership or control. The Fund and each of the investment companies in which the Fund invests may be deemed to be affiliates of one another. A summary of each Fund’s transactions in the securities of affiliated issuers during the three months ended March 31, 2008 is as follows:

	Purchase Cost	Sales Proceeds	Dividend Income	Value

Affiliated Issuer				3/31/08	12/31/07

Aggressive Growth Fund
Seligman Capital Fund	$180,530	$200,653	$—	$4,584,182	$5,289,316
Seligman Communications and Information Fund	112,716	150,240	—	3,317,837	3,889,677
Seligman Frontier Fund	53,030	5,685	—	617,313	697,044
Seligman Growth Fund	6,870	23,560	—	627,894	723,993
Seligman Large-Cap Value Fund	3,968	59,569	—	621,391	730,139
Seligman Smaller-Cap Value Fund	132,883	98,551	—	2,653,492	3,073,404
Seligman Emerging Markets Fund	69,386	97,498	—	2,075,526	2,390,916
Seligman Global Smaller Companies Fund	25,410	209,241	—	4,173,840	4,803,150
Seligman International Growth Fund	52,972	25,779	—	1,029,034	1,180,863
Seligman LaSalle Global Real Estate Fund	35,420	101,178	—	1,098,743	1,172,643

Total	$673,185	$971,954	$—	$20,799,252	$23,951,145

Growth Fund
Seligman Capital Fund	$54,241	$152,399	$—	$4,866,242	$5,692,210
Seligman Communications and Information Fund	54,747	215,909	—	3,184,243	3,728,396
Seligman Frontier Fund	67,029	15,450	—	978,875	1,132,153
Seligman Growth Fund	53,257	157,649	—	2,909,417	3,383,959
Seligman Large-Cap Value Fund	25,317	213,351	—	2,907,429	3,327,099
Seligman Smaller-Cap Value Fund	151,372	208,064	—	3,866,859	4,469,540
Seligman Emerging Markets Fund	119,733	255,060	—	3,211,166	3,800,704
Seligman Global Smaller Companies Fund††	57,382	335,863	—	5,545,975	6,412,298
Seligman International Growth Fund	117,034	139,727	—	1,584,384	1,891,005
Seligman LaSalle Global Real Estate Fund††	65,757	515,308	—	3,343,752	3,761,616

Total	$765,869	$2,208,780	$—	$32,398,342	$37,598,980

Moderate Growth Fund
Seligman Capital Fund	$337,448	$657,467	$—	$7,225,148	$8,842,282
Seligman Communications and Information Fund	271,149	508,370	—	3,600,225	4,501,794
Seligman Growth Fund	113,400	246,096	—	3,237,167	4,026,196
Seligman Large-Cap Value Fund	115,891	417,290	—	3,264,254	4,005,455
Seligman Smaller-Cap Value Fund	115,870	191,510	—	2,545,843	3,048,983
Seligman High-Yield Fund	290,587	609,127	90,117	3,592,452	4,370,584
Seligman Emerging Markets Fund	210,494	230,473	—	1,811,734	2,189,430
Seligman Global Smaller Companies Fund	101,900	394,912	—	3,632,297	4,252,863
Seligman International Growth Fund††	282,438	414,035	—	3,619,194	4,368,828
Seligman LaSalle Global Real Estate Fund††	150,316	820,299	—	3,662,207	4,242,195

Total	$1,989,493	$4,489,579	$90,117	$36,190,521	$43,848,610

Balanced Fund
Seligman Capital Fund	$127,416	$61,328	$—	$1,675,208	$1,850,664
Seligman Common Stock Fund	94,745	45,637	12,256	1,815,410	2,009,093
Seligman Growth Fund	143,868	66,860	—	2,002,783	2,205,988
Seligman Large-Cap Value Fund	78,619	114,737	—	1,990,477	2,181,955
Seligman Cash Management Fund	50,966	94,582	4,640	825,314	906,835
Seligman Core Fixed Income Fund	156,592	199,325	18,291	1,674,599	1,828,985
Seligman High-Yield Fund	120,966	117,089	38,927	1,668,960	1,813,671
Seligman U.S. Government Securities Fund	56,670	104,369	6,926	826,483	908,142
Seligman International Growth Fund	111,283	50,697	—	1,678,005	1,869,080
Seligman LaSalle Monthly Dividend Real Estate Fund††	28,994	273,208	32,162	2,632,153	2,693,120

Total	$970,119	$1,127,832	$113,202	$16,789,392	$18,267,533

††	Fund’s holdings representing 5% or more of the outstanding voting securities.

At March 31, 2008, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)

Aggressive Growth Fund	$19,309,561	$2,132,903	$(643,212)	$1,489,691
Growth Fund	31,289,895	2,698,737	(1,590,290)	1,108,447
Moderate Growth Fund	34,922,898	2,986,822	(1,719,199)	1,267,623
Balanced Fund	17,411,885	1,145,973	(1,768,466)	(622,493)

Notes to Schedules of Investments

Organization — Seligman Asset Allocation Series, Inc. (the “Series”, formerly Seligman Time Horizon/Harvester Series, Inc.) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Series consists of four separate funds: Seligman Asset Allocation Aggressive Growth Fund (“Aggressive Growth Fund,” formerly Seligman Time Horizon 30 Fund), Seligman Asset Allocation Growth Fund (“Growth Fund,” formerly Seligman Time Horizon 20 Fund), Seligman Asset Allocation Moderate Growth Fund (“Moderate Growth Fund,” formerly Seligman Time Horizon 10 Fund), and Seligman Asset Allocation Balanced Fund (“Balanced Fund,” formerly Seligman Harvester Fund). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurement — On January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of March 31, 2008 based on the level of inputs used:

Valuation Inputs	Aggressive Growth Fund	Growth Fund	Moderate Growth Fund	Balanced Fund

Level 1 - Quoted Prices	$20,799,252	$32,398,342	$36,190,521	$16,789,392
Level 2 - Other Significant Observable Inputs	0	0	0	0
Level 3 - Significant Unobservable Inputs	0	0	0	0

Total	$20,799,252	$32,398,342	$36,190,521	$16,789,392

Risk — The following risks apply to some or all of the Underlying Funds in which the Funds invest. An Underlying Fund may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of an Underlying Fund investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in emerging market companies should be considered speculative. Investments in real estate securities may be subject to specific risks, such as risks of general and local economic conditions, and risks related to individual properties. To the extent that a Fund has a substantial percentage of its assets exposed to an industry through its investment in the Underlying Funds, the Fund’s performance may be negatively affected if that industry falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN ASSET ALLOCATION SERIES, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN ASSET ALLOCATION SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.